Events After the Reporting Date (Details Narrative)	1 Months Ended		3 Months Ended	12 Months Ended
	May 31, 2023 $ / shares shares	Apr. 30, 2023 CAD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2023 shares	Dec. 31, 2022 shares	May 28, 2021 shares	May 14, 2021 shares	Apr. 03, 2021 shares	Mar. 31, 2021 shares	Jan. 18, 2021 shares
Statement [Line Items]
Stock options forfeited				1,220,000
Share purchase warrants expired unexercised				200,000
Common shares issued					3,160,000			6,372,298	1,779,833	316,000
Non Brokered Private Placement Member
Statement [Line Items]
Common shares issued			3,571,429			15,812,500	1,142,857
Gross Proceed | $			$ 357,143
Price per share | $ / shares			$ 0.07
Description of non brokered private placement			one common share at an exercise price of US$0.11 for a period of 60 months.
Brokered Private Placement Member
Statement [Line Items]
Common shares issued			15,000,000
Gross Proceed | $			$ 1,500,000
Price per share | $ / shares			$ 0.10
Description of brokered private placement			one common share at an exercise price of $0.15 for a period of 60 months
Broker fee | $			$ 84,000
Broker warrant, Issued			840,000
Broker warrant, price per share | $ / shares			$ 0.10
Officer Compensation [Member]
Statement [Line Items]
Compensation outstanding | $		$ 470,000
MedMelior [Member]
Statement [Line Items]
Common shares issued	442,667
Exercise Price | $ / shares	$ 1.25
Gross proceeds	332,000
Officers and Directors [Member]
Statement [Line Items]
Maturity dates	May 01, 2026
Stock options granted	5,595,000
Exercise Price | $ / shares	$ 0.075